Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 9,987,428	$ 8,465,079
Accumulated depreciation	(5,899,596)	(4,749,098)
Property and equipment, net	4,087,832	3,715,981
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	5,834,784	4,984,251
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	1,358,324	1,415,725
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	624,992	$ 487,336
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	464,252
Computer software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	215,085	$ 83,119
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 1,489,991	$ 1,494,648